Related-party transactions - Agreements with Our Executive Officers and Directors (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Aug. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Base rate per month	$ 6,000
Amount paid under agreement				$ 78,000
Renumeration received by board members			$ 598,000	408,000	$ 110,000
Gustavo Salem, a member of board
Disclosure of transactions between related parties [line items]
Base rate per month		$ 7,500
Other board members
Disclosure of transactions between related parties [line items]
Amount paid under agreement				$ 9,000